Note 20 - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying amount of the original assets transferred [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 1,059	€ 1,050
Non-trading financial assets mandatory at fair value through profit and loss	328	308
Carrying amount of the assets continued to bel recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	34	61
Non-trading financial assets mandatory at fair value through profit and loss	16	15
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 95	€ 102